Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")

For the years ended December 31, 2014, 2013 and 2012, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Basic EPS
Net income (loss) attributable to parent company	128	(500)	(1,158)
Weighted average shares outstanding	886,532,167	889,541,922	886,699,953
Basic EPS	0.14	(0.56)	(1.31)

Diluted EPS
Net income (loss) attributable to parent company	128	(500)	(1,158)
Net income (loss) attributable to parent company adjusted	128	(500)	(1,158)
Weighted average shares outstanding	886,532,167	889,541,922	886,699,953

Dilutive effect of unvested shares	3,278,537	—	—
Number of shares used in calculating diluted EPS	889,810,704	889,541,922	886,699,953
Diluted EPS	0.14	(0.56)	(1.31)